Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,205,447	6,087,497	57,249,552	6,204,497
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		35,000	35,000
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	125,000	6,052,497	5,052,497	6,169,497
Notes Convertible into Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,080,447		52,162,055
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				35,000